Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Pay vs Performance Disclosure, Table	Pay Versus Performance

As required by Item 402(v) of Regulation S-K, the following table presents information regarding compensation actually paid (“CAP”) to the Company’s Principal Executive Officer (“PEO”) and the average compensation actually paid to the Company’s other Named Executive Officers (“Non-PEO NEOs”), as compared to the Company’s cumulative total shareholder return (“TSR”) and net income for the fiscal years ended December 31, 2025, 2024, and 2023.

For purposes of this disclosure, Robert R. Chapman III served as the Company’s Principal Executive Officer for each of the years presented. The Company’s Non-PEO NEOs for 2025, 2024, and 2023 were J. Todd Scruggs and Michael A. Syrek.

Because the Company did not grant any equity awards during 2025, 2024, or 2023 and the Named Executive Officers held no outstanding or unvested equity awards during those years, no equity-related adjustments were required in determining compensation actually paid under Item 402(v).

Accordingly, compensation actually paid for each Named Executive Officer for each year presented is equal to the total compensation reported in the Summary Compensation Table.

Pay-Versus-Performance Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO($)(3)	Average Summary Compensation table total for Non-PEO NEOs($)(2)	Average Compensation Actually Paid to Non-PEO NEOs($)(3)	Value of Initial Fixed Investment Based on Total Shareholder Return($) (4)	Net Income($) (000’s) (5)
2025	$ 873,895	$ 873,895	$ 538,897	$ 538,897	$ 167.66	$ 9,022
2024	839,936	839,936	550,051	550,051	140.19	7,944
2023	650,513	650,513	527,855	527,855	105.29	8,704

(1)Robert R. Chapman III was the Registrant’s Principal Executive Officer (PEO) for each of the 2025, 2024, and 2023 fiscal years.

(2)For the 2025, 2024, and 2023 fiscal years, the Registrant’s Non-PEO NEOs were J. Todd Scruggs and Michael A. Syrek.

(3)No adjustments were required by Item 402(v) of Regulation S-K to total compensation for any year presented in determining compensation actually paid. The 2024 and Summary Compensation Table totals used in this table reflect corrected Salary Continuation Plan expense accrual amounts as described in footnote (4) to the Summary Compensation Table above, which also affect the 2024 and 2023 average Non-PEO NEO compensation shown in this table.

(4)Represents the cumulative total return on a hypothetical $100 investment in the Company’s Common Stock made on December 31, 2022, through the end of the applicable fiscal year, calculated in accordance with Item 201(e) of Regulation S-K, assuming reinvestment of dividends.

(5)As reported on the Registrant’s Consolidated Statements of Income for the applicable fiscal year, as provided under Part II, Item 8, of the Registrant’s Annual Report on Form 10-K.

Company Selected Measure Name	Total Shareholder Return
Named Executive Officers, Footnote	Robert R. Chapman III was the Registrant’s Principal Executive Officer (PEO) for each of the 2025, 2024, and 2023 fiscal years.

(2)For the 2025, 2024, and 2023 fiscal years, the Registrant’s Non-PEO NEOs were J. Todd Scruggs and Michael A. Syrek.

PEO Total Compensation Amount	$ 873,895	$ 839,936	$ 650,513
PEO Actually Paid Compensation Amount	$ 873,895	839,936	650,513
Adjustment To PEO Compensation, Footnote

			Equity Award Adjustments -PEO
Year	Summary Compensation Table Total for PEO ($)	Reported Value of Granted Equity Awards ($)	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Compensation Actually Paid to PEO ($)
2025	873,895	-	-	-	873,895
2024	839,936	-	-	-	839,936
2023	650,513	-	-	-	650,513

Non-PEO NEO Average Total Compensation Amount	$ 538,897	550,051	527,855
Non-PEO NEO Average Compensation Actually Paid Amount	$ 538,897	550,051	527,855
Adjustment to Non-PEO NEO Compensation Footnote

			Equity Award Adjustments -Non-PEO NEOs
Year	Summary compensation table total for Non-PEO NEOs ($) (1)	Reported Value of Granted Equity Awards ($)	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Compensation actually paid to Non-PEO NEOs ($)
2025	538,897	-	-	-	538,897
2024	550,051	-	-	-	550,051
2023	527,855	-	-	-	527,855

Compensation Actually Paid vs. Total Shareholder Return	The following graphs illustrate the relationship between compensation actually paid to the Company’s executive officers and (i) total shareholder return and (ii) net income for the years presented.
Compensation Actually Paid vs. Net Income	The following graphs illustrate the relationship during 2023, 2024, and 2025 between compensation actually paid to our PEO and other NEOs and net income (in thousands).
Total Shareholder Return Amount	$ 167.66	140.19	105.29
Net income	$ 9,022,000	$ 7,944,000	$ 8,704,000
PEO Name	Robert R. Chapman III	Robert R. Chapman III	Robert R. Chapman III